Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Condensed Consolidated Balance Sheets
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred shares, authorized (in shares)	4,000,000	4,000,000
Preferred shares, issued (in shares)	200,592	137,672
Preferred shares, outstanding (in shares)	200,592	137,672
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, authorized (in shares)	6,000,000	6,000,000
Common shares, issued (in shares)	738,331	738,331
Common shares, outstanding (in shares)	738,331	738,331
Preferred exchangeable shares, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred exchangeable shares, issued (in shares)	6,200	6,200
Preferred exchangeable shares, outstanding (in shares)	6,200	6,200
Common exchangeable shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common exchangeable shares, issued (in shares)	530,924	530,924
Common exchangeable shares, outstanding (in shares)	530,924	530,924